Derivative financial instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,091,352,145	R$ 858,277,413
Swap contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	215,444,602	118,831,333
Swap contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	122,788,587	142,493,857
Swap contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	753,118,956	596,952,223
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	724,241,728	538,580,487
Option contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	235,359,167	80,264,346
Option contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	389,872,228	375,497,526
Option contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	99,010,333	82,818,615
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	567,709,896	785,337,224
Futures contract [member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	158,211,486	415,684,910
Futures contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	157,998,367	197,209,979
Futures contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	251,500,043	172,442,335
Forward Contracts And Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	480,123,205	443,722,256
Forward Contracts And Others [Member] | Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	270,558,427	273,869,288
Forward Contracts And Others [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	118,706,257	104,483,252
Forward Contracts And Others [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 90,858,521	R$ 65,369,716